UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28(29)

Date of reporting period:	5/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Basic Money Market Fund, Inc.
Statement of Investments
5/31/2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 26.3%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
2.90%, 6/9/2005	30,000,000	30,000,000
Citibank N.A.
3.14%, 8/4/2005	40,000,000	40,000,000
First Tennessee Bank N.A.
2.95%, 6/6/2005	40,000,000	40,000,000
HBOS Treasury Services PLC (London)
2.90%, 6/9/2005	45,000,000	45,000,000
Societe Generale (London)
2.96%, 6/6/2005	40,000,000	40,000,000
UniCredito Italiano SpA (London)
3.13%, 7/29/2005	40,000,000	40,000,639
Washington Mutual Bank F.A. (Yankee)
3.15%, 8/1/2005	17,000,000	17,000,000
Total Negotiable Bank Certificates of
(cost $252,000,639)		252,000,639

Commercial Paper - 57.1%

ASB Bank Ltd.
3.10%, 7/13/2005	15,000,000	14,946,013
Barclays US Funding LLC
3.11%, 7/11/2005	45,000,000	44,845,250
Bear Stearns Cos. Inc.
3.11%, 7/11/2005	45,000,000	44,845,500
CRC Funding LLC
2.97%, 6/6/2005	40,000,000 a	39,983,611
Ciesco LLC
2.97%, 6/6/2005	40,000,000 a	39,983,611
DnB NOR Bank ASA
3.13%, 7/22/2005	35,000,000	34,845,548
Deutsche Bank Financial LLC
3.07%, 6/1/2005	30,000,000	30,000,000
General Electric Capital Corp.
3.10%, 7/13/2005	45,000,000	44,838,038
Govco Inc.
2.95%, 6/1/2005	31,000,000 a	31,000,000
Grampian Funding LLC
3.12%, 7/28/2005	30,000,000 a	29,852,750
Morgan Stanley & Co. Inc.
3.12%, 7/12/2005	19,000,000	18,932,919
Norddeutsche Landesbank Luxembourg S.A.
3.10%, 7/13/2005	40,000,000	39,856,033
Scaldis Capital LLC
3.15%, 8/2/2005	40,000,000 a	39,785,067
Spintab AB
3.14%, 7/22/2005	40,000,000	39,823,200
UBS Finance Delaware LLC
3.04%, 6/1/2005	20,000,000	20,000,000
White Pine Corp.
3.17%, 7/27/2005	33,323,000 a	33,159,717
Total Commercial Paper
(cost $546,697,257)		546,697,257

Corporate Notes - 12.5%

Harrier Finance Funding Ltd.
3.08%, 4/13/2006	40,000,000 a,b	40,000,000
Royal Bank of Scotland PLC
3.06%, 4/21/2010	40,000,000 b	40,000,000
Skandinaviska Enskilda Banken AB
3.06%, 1/23/2006	40,000,000 b	39,999,450
Total Corporate Notes
(cost $119,999,450)		119,999,450

Time Deposits - 4.2%

Branch Banking & Trust Co. Inc. (Grand Cayman)
3.05%, 6/1/2005	29,800,000	29,800,000
Manufacturers & Traders Trust Co. (Grand Cayman)
3.06%, 6/1/2005	10,000,000	10,000,000
Total Time Deposits
(cost $39,800,000)		39,800,000

Total Investments (cost $958,497,346)	100.1%	958,497,346
Liabilities, Less Cash and Receivables	(0.1%)	(1,214,213)
Net Assets	100.0%	957,283,133

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $253,764,756 or 26.5% of net assets.
b	Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	July 28, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	July 28, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a 2(a) under the Investment Company Act of 1940. (EX-99.CERT)